MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) $ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2024 USD ($)	Apr. 01, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of right-of-use assets			$ 66.3	$ 56.1
Depletion and depreciation, right-of-use			15.0	13.9
Non Depletable [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets			97.8	88.5
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depletion and depreciation, right-of-use			15.5	$ 16.2
Seguela Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest			$ 6.5
NSR royalty, percentage	1.20%	1.20%
Half of NSR royalty purchase price, per agreement	$ 6.5	$ 10